Events After The Reporting Period Events After the Reporting Period (Details) - USD ($)		3 Months Ended
	Mar. 22, 2019	Mar. 31, 2019
Disclosure of events after reporting period [Abstract]
Description of nature of non-adjusting event after reporting period		$ 5,000,000
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 0.035